STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

November 3, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:           The Dreyfus/Laurel Funds, Inc.
(Registration Nos:  33-16338 and 811-05202)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 151 ("Amendment No. 151") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add a new class of shares—Class B—to General Treasury and Agency Money Market Fund, a series of the Fund.  The statement of additional information included in Amendment No. 151 is marked to show changes from the version filed pursuant to Rule 497 under the Securities Act on October 6, 2015.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 151 in order to file certain exhibits, including Articles Supplementary and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6658, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein

Lisa Goldstein

cc:           Janna Manes

November 3, 2015

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:           The Dreyfus/Laurel Funds, Inc.
(Registration Nos:  33-16338 and 811-05202)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE DREYFUS/LAUREL FUNDS, INC.

By:  /s/ James Bitetto
       James Bitetto
       Vice President